Note 04 - Entity-Wide Disclosures by Geographic Area (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Total countries [Domain Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[1]	€ 23,165	€ 25,316	€ 26,447
Total countries [Domain Member] | Corporate & Other [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		155	(120)	(539)
Germany [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues	[2]	9,478	9,746	9,758
Germany [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,450	2,351	2,492
Germany [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		326	336	200
Germany [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		5,577	6,022	6,073
Germany [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,054	985	1,009
Germany [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		70	52	(14)
UK [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,651	3,670	4,297
UK [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		208	241	138
UK [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,250	2,624	2,985
UK [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		29	26	34
UK [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		345	295	434
UK [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		(181)	484	706
Rest of Europe, Middle East and Africa [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,288	3,409	3,791
Rest of Europe, Middle East and Africa [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		857	832	929
Rest of Europe, Middle East and Africa [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		281	250	343
Rest of Europe, Middle East and Africa [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,670	1,704	1,763
Rest of Europe, Middle East and Africa [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		380	379	465
Rest of Europe, Middle East and Africa [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		99	243	291
Americas [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		4,536	5,453	5,873
Americas [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		952	1,023	1,077
Americas [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		2,684	2,943	3,336
Americas [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		375	362	370
Americas [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		437	413	492
Americas [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		88	712	599
Asia/Pacific [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		3,057	3,158	3,267
Asia/Pacific [Member] | Corporate Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		797	816	741
Asia/Pacific [Member] | Investment Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		1,420	1,313	1,439
Asia/Pacific [Member] | Private Bank [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		593	527	492
Asia/Pacific [Member] | Asset Management [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		116	114	133
Asia/Pacific [Member] | Capital Release Unit [Member]
Entity-Wide Disclosures by Geographic Area [Line Items]
Net revenues		€ 130	€ 387	€ 462

[1]	Consolidated net revenues comprise interest and similar income, interest expenses and total noninterest income (including net commission and fee income). Revenues are attributed to countries based on the location in which the Groups booking office is located. The location of a transaction on the Groups books is sometimes different from the location of the headquarters or other offices of a customer and different from the location of the Groups personnel who entered into or facilitated the transaction. Where the Group records a transaction involving its staff and customers and other third parties in different locations frequently depends on other considerations, such as the nature of the transaction, regulatory considerations and transaction processing considerations.
[2]	All Postbank operations are disclosed as German operations subject to further systems integration.